Decommissioning Provision	9 Months Ended
Mar. 31, 2022
Decommissioning Provision
Decommissioning Provision
10.	Decommissioning Provision

The following table presents the continuity of the decommissioning provision associated with the Company’s pilot plant:

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	1,020
Balance at March 31, 2022	124,960

The present value of the decommissioning provision of $124,960 (US$100,000) was calculated using an average risk-free rate of 0.25%. Decommissioning activities are expected to occur between 2023 and 2025.